AMERICAN GROWTH FUND Series Two
Risk/Return Summary
Investment Objectives/Goals
The Fund’s primary objective is growth of capital.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these breakpoints can be found under “Distribution Arrangements” on page 15 of this prospectus.
SHAREHOLDER FEES: (fees paid directly from your investment)
Shareholder Fees	AMERICAN GROWTH FUND Series Two Class E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption Fees	none
Exchange Fee	none
[1]	Purchases of $1,000,000 or more or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of <br/>your investment) ended July 31, 2018:
Annual Fund Operating Expenses	AMERICAN GROWTH FUND Series Two Class E
Management Fees	1.00%
Distribution and Service (12b-1) fees	0.30%
Other Expenses	13.85%
Acquired Fund fees and expenses	0.02%	[1],[2]
Total Annual Fund Operating Expenses	15.17%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.
[2]	The acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AMERICAN GROWTH FUND Series Two | Class E | USD ($)	1,930	4,243	6,109	9,350

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
AMERICAN GROWTH FUND Series Two | Class E | USD ($)	1,930	4,243	6,109	9,350

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. In addition to the principal investment strategy, we may also invest in securities convertible into common stock in companies involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis industry could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or REITs. These securities may be issued by large companies and also small and mid-sized companies, Micro Cap and Real Estate Investment Trusts (“REITs”). Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.
Principal risks of investing in the Fund
The primary risks of investing in the Fund are:
  General Risk - All investments are subject to inherent risk. Markets can trade in random or cyclical price patterns and prices can fall over time. The value of Series Two can fluctuate as markets fluctuate over long and short periods of time,
  Political, Economic and Regulatory Risk - Changes in economic and tax policies, high inflation rates, government instability, and other political or economic actions or factors that may have an adverse effect on Series Two,
  Cannabis Industry Risk – The cannabis industry is a very young, fast evolving industry with possible increased exposure to rule changes, changes in laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities,
  REITs Risk - REITs may be subject to certain risks associated with the direct ownership of real property including declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increase in property taxes and operating expenses, and variations in rental income,
  Stock Market Risk - the value of an investment may fluctuate,
  Industry and security risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. The Fund may have significant holdings in certain industries and thus may be more susceptible to volatility in those industries, and thus more susceptible to losses.
  Management Risk - risks that the Adviser’s assessment of a company’s growth prospects may not be accurate,
  REITs Risk – Real Estate Investment Trusts (“REITs”) includes declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increase in property taxes and operating expenses, and variations in rental income,
  Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure,
  Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,
  Micro Cap Risk - low-priced stocks issued by the smallest of companies. Many microcap companies do not file financial reports with the SEC, so it's hard for investors to get the facts about the company's management, products, services, and finances. Microcap stocks historically have been more volatile and less liquid than the stock of larger companies,
  Liquidity Risk - Series Two may face increased liquidity risk which is the risk that a given security or asset may not be readily marketable,
  New Issuer Risk - New Issuers have been in the business less than 3 years, may face increased pressures from established companies, new unseasoned management, may be more volatile and may offer less liquidity then larger companies,
  Convertible Security Risk - risk of loss of principal before maturity,
  Large Cap Company Risk - slower response to competitors, technology and consumer tastes and slower growth rates during periods of economic expansion,
  Portfolio Turnover Risk - High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total return.
  Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.
  Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.
Loss of some or all of the money you invest is a risk of investing in Series Two.
Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.
Please see the Statement of Additional Information for further discussion of risks.
Risk/Return Bar Chart and Table
The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for Class E shares for 1 year and since inception (February 23, 2011) of Series Two compared to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund’s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.

Best calendar quarter ended 12/11: 12.48%. Worst calendar quarter ended 09/11: -5.61%. Year to date performance for the period ended 09/30/2018 was -8.28%.
Average annual total returns<br/>for the periods ended<br/>December 31, 2017
Average Annual Total Returns - AMERICAN GROWTH FUND Series Two		One Year	Five Year [2]	Since Inception [2]	Inception Date
Class E	[1]	(11.05%)	0.11%	(1.12%)	Feb. 23, 2011
Class E | Return after taxes on Distributions		(11.05%)	(2.32%)	(2.86%)	Feb. 23, 2011
Class E | Return after taxes on Distributions and Sale of Fund Shares		(11.05%)	(1.62%)	(2.11%)	Feb. 23, 2011
Standard and Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)		21.83%	15.79%	13.13%	Feb. 23, 2011
[1]	Assumes redemption at end of time period.
[2]	For the periods shown prior July 29, 2016, the Fund returns reflect the Fund's performance prior to the change in the Fund's investment strategy to focus on the cannabis business.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts; After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.